                                                 File No. 33-47216
                                                          811-6632


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 13
                                                      ---


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.  15
                                                 ---

   Allmerica Select Separate Account of Allmerica Financial Life Insurance
   -----------------------------------------------------------------------
                                  and Annuity Company
                                  -------------------
                                 (Exact Name of Trust)

                Allmerica Financial Life Insurance and Annuity Company
                ------------------------------------------------------
                                  440 Lincoln Street
                           Worcester,  Massachusetts  01653

                                    (508) 855-1000
                                    --------------
                 (Registrant's telephone number including area code)

                     Abigail M. Armstrong, Secretary and Counsel
                Allmerica Financial Life Insurance and Annuity Company
                                  440 Lincoln Street
                           Worcester, Massachusetts  01653
                   (Name and complete address of agent for service)

          It is proposed that this filing will become effective:


          ___  immediately upon filing pursuant to paragraph (b)
          ___  on (                 ) pursuant to paragraph (b)
          ___  60 days after filing pursuant to paragraph (a) (1)
          _X_  on (February 1, 1998) pursuant to paragraph (a) (1)
          ___  on (date) pursuant to paragraph (a) (2) of Rule 485
          ___  this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                              VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 was filed on February 27, 1997.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUS
-----------------     ---------------------

1                     Cover Page
2                     Special Terms
3                     Summary;  Annual and Transaction Expenses
4                     Condensed Financial Information; Performance
                      Information
5                     Description of the Company, the Variable Account,
                      the Trust, Fidelity VIP, and T. Rowe Price
6                     Charges and Deductions
7                     Description of the Contract
8                     Electing the Form of Annuity and the Annuity Date;
                      Description of Variable Annuity Option; Annuity
                      Benefit Payments
9                     Death Benefit
10                    Payments; Computation of Values; Distribution
11                    Surrender; Withdrawals; Charge for Surrender and
                      Withdrawal; Withdrawal Without Surrender Charge;
                      Texas Optional Retirement Program
12                    Federal Tax Considerations
13                    Legal Matters
14                    Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------     ----------------------------------------------
15                    Cover Page
16                    Table of Contents
17                    General Information and History
18                    Services
19                    Underwriters
21                    Performance Information
22                    Annuity Payments
23                    Financial Statements

This Post-effective Amendment No. 13 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the prospectus and Statement of Additional Information of Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the prospectus and Statement of Additional Information as filed in Registrant's Post-effective Amendment No. 12 on April 30, 1997, including any current supplements, is incorporated by reference herein.

                  ALLMERICA SELECT SEPARATE ACCOUNT
          ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
          ------------------------------------------------------

               SUPPLEMENT TO PROSPECTUS DATED May 1, 1997

                                    ***

Effective February 1, 1998, one additional Sub-Account will be available under the Contract. The Sub-Account will invest exclusively in shares of the Select Value Opportunity Fund (formerly the Small-Mid Cap Value Fund) of the Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the listing of funds is revised as follows:

                          Fund                   Investment Adviser
                          ----                   -------------------

International Funds  Select International       Bank of Ireland Asset
                     Equity Fund                Management (U.S.) Limited
                     T. Rowe Price              Rowe Price-Fleming
                     International Stock        International, Inc.
                     Portfolio

 Aggressive Growth   Select Aggressive Growth   Nicholas-Applegate Capital
 Funds               Fund                       Management, L.P.
                     Select Capital             Janus Capital Corporation
                     Appreciation Fund
                     Select Value Opportunity   Cramer Rosenthal McGlynn, LLC
                     Fund

 Growth Funds        Select Growth Fund         Putnam Investment Management,
                                                Inc.
                     Fidelity VIP Growth        Fidelity Management and
                     Portfolio                  Research Company


 Growth and Income   Select Growth and Income   John A. Levin & Co., Inc.
  Funds              Fund
                     Fidelity VIP               Fidelity Management and
                     Equity-Income Portfolio    Research Company

 High Income Fund    Fidelity VIP High Income   Fidelity Management and
                     Portfolio                  Research Company

 Income Fund         Select Income Fund         Standish, Ayer & Wood, Inc.

 Money Market Fund   Money Market Fund          Allmerica Asset Management,
                                                Inc.


Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:

                                                                                    EXAMPLES:
                                                                                  TOTAL ANNUAL
                                                                                  EXPENSES AT
                                                                                    END OF
                                                                                   -------
                              TOTAL ANNUAL        TOTAL ANNUAL    TOTAL ANNUAL    (1)       (2)
PORTFOLIO                   INSURANCE CHARGES    FUND EXPENSES      CHARGES      1 YEAR   10 YEARS
---------                   -----------------    -------------    ------------   ------   ---------
Select Value Opportunity           1.44%             0.97%            2.41%        $84      $271
 Fund

The following is added to the list under the second paragraph of page 1 of the Prospectus:

              FUND                        INVESTMENT ADVISER
              ----                        -------------------

 SELECT VALUE OPPORTUNITY FUND      CRAMER ROSENTHAL MCGLYNN, LLC


The definition of "UNDERLYING FUNDS (OR FUNDS)" on page 4 of the Prospectus is revised to add "Select Value Opportunity Fund" as the sixth Fund.

The number "eleven" is changed to "twelve" in the first and second sentence under "WHAT ARE MY INVESTMENT CHOICES?" on page 7 of the Prospectus and the following is added as the sixth Fund in the second sentence:

       -  Select Value Opportunity Fund
          Managed by Cramer Rosenthal McGlynn, LLC

The second paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?" on page 8 of the Prospectus is amended to read in its entirety as follows:

         Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company is the investment manager of the Trust. In addition, Rogers, Casey Sponsor Services, Inc., a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


The following is added to the list in the fifth paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?"

        SELECT VALUE OPPORTUNITY FUND     CRAMER ROSENTHAL MCGLYNN, LLC

The following fee and expense information on the Select Value Opportunity Fund is added to the Fund Expenses table on page 11 of the Prospectus:

                                                        OTHER FUND
                                    MANAGEMENT     EXPENSES (AFTER ANY       TOTAL FUND
                                       FEE       APPLICABLE REIMBURSEMENTS)   EXPENSES
                                    -----------  ---------------------------  ----------
 Select Value Opportunity Fund **      0.85%             0.12%**                 0.97%


**   The Select Value Opportunity Fund  was formerly known as the "Small-Mid
Cap Value Fund." Expenses shown here are the 1996 annualized expenses of the former Small-Mid Cap Value Fund. Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. has declared a voluntary expense limitation of 1.25% of average daily net assets and has agreed to limit management fees to an annual rate of 0.90% of average daily net assets. These limitations may be terminated at any time.


The following cumulative expense information is added to Examples 1 and 2 on pages 12 and 13 of the Prospectus:


                                       1 YEAR         3 YEARS       5 YEARS        10 YEARS
                                       ------         -------       -------        --------
 (1)
 Select Value Opportunity Fund            $84           $123          $157           $271

 (2)
 Select Value Opportunity Fund            $24           $ 74          $127           $271



"TABLE 1 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996 (ASSUMING COMPLETE WITHDRAWALS OF THE INVESTMENT)" and "TABLE 2 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996 (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)" are revised to add information regarding the Select Value Opportunity Fund, formerly the Small-Mid Cap Value Fund, whose inception date was 4/30/93:

 (TABLE 1)
                                 FOR YEAR                           10 YEARS OR
                                  ENDED                               SINCE
NAME OF UNDERLYING FUND          12/31/96     3 YEARS     5 YEARS    INCEPTION*
-----------------------          --------     -------     -------    -----------
Select Value Opportunity Fund      20.19%       9.27%        N/A        12.42%

 (TABLE 2)

                                 FOR YEAR                           10 YEARS OR
                                  ENDED                               SINCE
NAME OF UNDERLYING FUND          12/31/96     3 YEARS     5 YEARS    INCEPTION*
-----------------------          --------     -------     -------    -----------
Select Value Opportunity Fund       26.73%      10.65%       N/A       13.25%




The following summary of investment objectives and policies is added as the sixth summary under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 18 of the Prospectus:

         SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser is Cramer Rosenthal McGlynn, LLC.


The following information is added as the second to the last sentence in the last paragraph under "INVESTMENT ADVISORY SERVICES" on page 19 and 20 of the
Prospectus:

         The Manager's fee for the Select Value Opportunity Fund, computed daily at an annual rate based on the average daily net assets of the Fund, will be 1.00% for net assets up to $100,000,000; 0.85% on the next $150,000,000; 0.80% on the next $250,000,000; 0.75% on the next $250,000,000
         and 0.70% on the remainder.

The following information is added to the Sub-Adviser fee table on page 20 of the Prospectus:

 FUND                            SUB-ADVISER                      NET ASSET VALUE        RATE
 ----                            -----------                      ---------------        ----
 Select Value Opportunity        Cramer Rosenthal McGlynn, LLC    First $100 million     0.60%
                                                                  Next $150 million      0.50%
                                                                  Next $250 million      0.40%
                                                                  Next $250 million      0.375%
                                                                  Over $750 million      0.35%


The following is added to the Allmerica Select Resource I expense tables in paragraph 7 of Appendix D:


                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                  ------   -------   -------   ---------
 (a)
 Select Value Opportunity Fund     $84       $124      $158       $272

 (b)
 Select Value Opportunity Fund     $24       $ 75      $128       $272


                                      ***

The following paragraph is added at the end of "D. TRANSFER PRIVILEGE" on page 22 and 23 of the Prospectus:

         ASSET ALLOCATION MODEL REALLOCATIONS - If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company. These services may not be available in all states.


Supplement Dated February 1, 1998

                          ALLMERICA SELECT SEPARATE ACCOUNT
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                  SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  DATED MAY 1, 1997

                                         ***

       The third and fourth paragraphs of page 2 under "GENERAL INFORMATION AND HISTORY" are revised in their entirety to read as follows:

    Currently, 12 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price").

    The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Eight different funds of the Trust are available under the Contract: Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of Fidelity VIP are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

Footnote 14 under "Notes to Financial Statements" on page F-17 is deleted and replaced in its entirety with the following:

    14. SUBSEQUENT EVENTS (UNAUDITED)

    On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

    In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.


Supplement Dated February 1, 1998

                             PART C.   OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a)  FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company and for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 30, 1997 in Post-effective Amendment No. 12 and are incorporated by reference herein.

         Financial Statements Included in Part C
         None


    (b)  EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 15, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3 Form of Underwriting and Administrative Services Agreement and Broker's Agreement were previously filed on April 15, 1992 in Registrant's Initial Registration Statement and are incorporated herein by reference.


         EXHIBIT 4 Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 15, 1992 in Registrant's Initial Registration Statement and are incorporated herein be reference. Policy Form B was filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated herein by reference.



         EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 15, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference.
                    Specimen Application Form B was filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated by reference herein.



         EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change was previously filed on September 29, 1995 in Post-Effective Amendment No. 7 and is incorporated by reference herein.


         EXHIBIT 7  Not Applicable.

         EXHIBIT 8 (a)  AUV Calculation Services Agreement with The Shareholder
                        Services Group dated March 31, 1995 was previously filed on May 1, 1995 in Post-Effective Amendment No. 6 and is incorporated by reference herein.

                   (b) Fidelity Services Agreement was previously filed on April 30, 1996 in Post-Effective No. 8 and is incorporated herein by reference.

                   (c) An Amendment to the Fidelity Service Agreement effective as of January 1, 1997 was filed on April 30, 1997 in Post -Effective Amendment No. 12 and is incorporated by reference herein.

                   (d) A proposed form of the Fidelity Service Contract was filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

                   (e) A proposed form of the T. Rowe Price Agreement was filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.


         EXHIBIT 9  Consent and Opinion of Counsel is filed herewith.


         EXHIBIT 10 Consent of Independent Accountants is filed herewith.


         EXHIBIT 11 None.


         EXHIBIT 12 None.


         EXHIBIT 13 None.


         EXHIBIT 14 Not Applicable.


         EXHIBIT 15 Form of Participation Agreement between the Company
                    (formerly known as SMA Life) and Allmerica Investment Trust was previously filed on April 1, 1991 in Registration Statement No. 33-39702 and is incorporated by reference herein. Form of Participation Agreement between the Company and Fidelity VIP, and an Amendment thereto, was previously filed in Post-effective
                    Amendment No. 6 on April 25, 1995 and are incorporated by reference herein. Form of Participation Agreement between the Company and T. Rowe Price International Series was previously filed on May 1, 1995 in Post-Effective Amendment No. 6 and on April 25, 1995 is incorporated by reference herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The principal business address of all the following officers is:
    440 Lincoln Street
    Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY




          NAME AND POSITION                                        PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                                                  PAST FIVE YEARS
             ------------                                                  ---------------

Bruce C. Anderson                                           Director of First Allmerica since 1996; Vice
 Director and Vice President                                 President, First Allmerica since 1984

Abigail M. Armstrong                                        Secretary of First Allmerica since 1996;
 Secretary and Counsel                                       Counsel, First Allmerica since 1991

Robert E. Bruce                                             Director and Chief Information Officer of First
  Director                                                   Allmerica since 1997;  Vice President of First Allmerica
                                                             since 1995; Corporate Manager, Digital Equipment Corporation
                                                             1979 to 1995

John P. Kavanaugh                                            Director and Chief Investment Officer
 Director, Vice President and                                 of First Allmerica since 1996; Vice President,
 Chief Investment Officer                                     First Allmerica since 1991

John F. Kelly                                                Director of First Allmerica since 1996;
 Director, Senior Vice President and                          Senior Vice President, General Counsel and
 General Counsel                                              Assistant Secretary, First Allmerica since 1991

J. Barry May                                                Director of First Allmerica since 1996; Director
 Director                                                    and President, The Hanover Insurance Company since
                                                             1996; Vice President, The Hanover Insurance Company,
                                                             1993 to 1996;  General Manager, The Hanover Insurance
                                                             Company 1989 to 1993

James R. McAuliffe                                          Director of First Allmerica since 1996;
 Director                                                    President and CEO, Citizens Insurance
                                                             Company of America since 1994; Vice President
                                                             1982 to 1994 and Chief Investment Officer, First
                                                             Allmerica 1986 to 1994

John F. O'Brien                                              Director, Chairman of the Board, President and
 Director, Chairman of the Board,                             Chief Executive Officer, First Allmerica since 1989
 President and Chief Executive Officer

Edward J. Parry, III                                        Director and Chief Financial Officer of
 Director, Vice President                                    First Allmerica since 1996; Vice President
 and Chief Financial Officer                                 and Treasurer, First Allmerica since 1993

Richard M. Reilly                                           Director of First Allmerica since 1996; Vice
 Director and Vice President                                 President, First Allmerica since 1990; Director,
                                                             Allmerica Investments, Inc. since 1990; Director
                                                             and President, Allmerica Investment Management
                                                             Company, Inc. since 1990

Eric A. Simonsen                                            Director of First Allmerica since 1996; Vice
 Director and Vice President                                 President, First Allmerica since 1990; Chief
                                                             Financial Officer, First  Allmerica 1990 to 1996

Phillip E. Soule                                            Director of First Allmerica since 1996; Vice
 Director and Vice President                                 President, First Allmerica since 1987




ITEM 26.       PERSONS UNDER COMMON CONTROL WITH REGISTRANT



                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ________________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica    First Sterling
                            Funding Corp.      Financial Life    Trust I      Services      Reinsurance
                                                 Insurance                  Corporation    Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts      Bermuda
                                                      |
                            _______________________________________________
40.5%                             |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
       59.5%               100%               99.2%                 100%                  100%               100%
     Allmerica        Sterling Risk         Allmerica            Somerset             Allmerica           Allmerica
     Property           Management             Trust            Square, Inc.         Financial Life      Institutional
    & Casualty        Services, Inc.       Company, N.A.                             Insurance and      Services, Inc.
  Companies, Inc.                                                                   Annuity Company
                                             Federally
     Delaware            Delaware            Chartered         Massachusetts            Delaware         Massachusetts
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                   |                   |                    |                     |                  |
       100%                100%                100%                 100%                 82.5%               100%
     Allmerica           Allmerica          The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial             Plus              American            Insurance            Corporation        Bay Insurance
      Benefit            Insurance           Insurance           Management                                 Company
     Insurance         Agency, Inc.           Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan


July 31, 1997


                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ______________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                            Funding Corp.      Financial Life    Trust I      Services     Reinsurance
                                                 Insurance                  Corporation   Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts    Bermuda
                                                      |
                            _______________________________________________
                                                                   |
                                                                  100%
                                                                  SMA
                                                               Financial Corp.


                                                               Massachusetts
                                                                    |
________________________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |           |
       100%                100%                100%                 100%                  100%                100%        100%
     Allmerica           Allmerica           Allmerica           Allmerica               Linder            Allmerica    Allmerica
    Investments,        Investment             Asset         Financial Services          Skokie              Asset       Benefits,
       Inc.             Management          Management,          Insurance            Real Estate         Management,      Inc.
                       Company, Inc.            Inc.            Agency, Inc.          Corporation           Limited

   Massachusetts       Massachusetts       Massachusetts       Massachusetts         Massachusetts          Bermuda       Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                       Beltsville
                         AAM High                                                        Drive
                        Yield Fund,                                                    Properties
                          L.L.C.                                                        Limited
                                                                                      Partnership
                       Massachusetts
                                                                                        Delaware
                   LLC established for the benefit of
                   First Allmerica, Allmerica                                    Limited partnership involving First Allmerica, as
                   Financial Life, Hanover and                                   general partner and Allmerica Financial Life as
                   Citizens                                                      limited partner


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                    NAME                 ADDRESS           TYPE OF BUSINESS
  AAM Equity Fund            440 Lincoln Street       Massachusetts Grantor Trust
                             Worcester MA 01653

  AFC Capital Trust I        440 Lincoln Street       Statutory Business Trust
                             Worcester MA 01653

  Allmerica Asset            440 Lincoln Street       Investment advisory services
  Management Limited         Worcester MA 01653

  Allmerica Asset            440 Lincoln Street       Investment advisory services
  Management, Inc.           Worcester MA 01653

  Allmerica Benefits, Inc.   440 Lincoln Street       Non-insurance medical services
                             Worcester MA 01653

  Allmerica Equity Index     440 Lincoln Street       Massachusetts Grantor Trust
  Pool                       Worcester MA 01653

  Allmerica Financial        100 North Parkway        Multi-line property and  casualty
  Alliance Insurance         Worcester MA 01605       insurance
  Company

  Allmerica Financial        100 North Parkway        Multi-line property and
  Benefit Insurance Company  Worcester MA 01605       casualty insurance

  Allmerica Financial        440 Lincoln Street       Holding Company
  Corporation                Worcester MA 01653

  Allmerica Financial        440 Lincoln Street       Insurance Broker
  Insurance Brokers, Inc.   Worcester MA 01653

  Allmerica Financial        440 Lincoln Street       Life insurance,
  Life Insurance and         Worcester MA 01653       accident and health
  Annuity Company                                     insurance, annuities,
  (formerly known as SMA                              variable annuities and
  Life Assurance Company)                             variable life insurance

  Allmerica Financial        440 Lincoln Street       Insurance Agency
  Services Insurance         Worcester MA 01653
  Agency, Inc.

  Allmerica Funding Corp.    440 Lincoln Street      Special purpose
                             Worcester MA 01653      funding vehicle for
                                                     commercial paper

  Allmerica Funds            440 Lincoln Street      Investment Company
                             Worcester MA 01653

  Allmerica, Inc.            440 Lincoln Street      Common employer for
                             Worcester MA 01653      Allmerica Financial
                                                     Corporation entities

  Allmerica Institutional    440 Lincoln Street      Accounting, marketing and
  Services, Inc.             Worcester MA 01653      shareholder services
  (formerly known as 440                             for investment companies
  Financial Group of
  Worcester, Inc.)




  Allmerica Investment      440 Lincoln Street      Investment advisory
  Management Company, Inc.  Worcester MA 01653      services

  Allmerica Investments,    440 Lincoln Street      Securities, retail
  Inc.                      Worcester MA 01653      broker-dealer

  Allmerica Investment      440 Lincoln Street      Investment Company
  Trust                     Worcester MA 01653

  Allmerica Plus            440 Lincoln Street      Insurance Agency
  Insurance Agency, Inc.    Worcester MA 01653

  Allmerica Property &       440 Lincoln Street     Holding Company
  Casualty Companies,        Worcester MA 01653
  Inc.




  Allmerica Securities      440 Lincoln Street      Investment Company
  Trust                     Worcester MA 01653

  Allmerica Services        440 Lincoln Street      Internal administrative
  Corporation               Worcester MA 01653      services provider to
                                                    Allmerica Financial
                                                    Corporation entities

  Allmerica Trust           440 Lincoln Street      Limited purpose national
  Company, N.A.             Worcester MA 01653      trust company

  AMGRO, Inc.               100 North Parkway       Premium financing
                            Worcester MA 01605

  APC Funding Corp.         440 Lincoln Street      Special purpose funding
                            Worcester MA 01653      vehicle for commercial paper

  Beltsville Drive          440 Lincoln Street      Real estate partnership
  Limited Partnership       Worcester MA 01653

  Citizens Corporation      440 Lincoln Street      Holding Company
                            Worcester MA 01653

  Citizens Insurance        645 West Grand River    Multi-line property
  Company of America        Howell MI 48843         and casualty insurance

  Citizens Insurance        333 Pierce Road         Multi-line property
  Company of Illinois       Itasca IL 60143         and casualty insurance

  Citizens Insurance        3950 Priority           Multi-line property
  Company of the Midwest    Way South               and casualty insurance
                            Drive, Suite 200
                            Indianapolis IN 46280

  Citizens Insurance        8101 N. High Street     Multi-line property
  Company of Ohio           P.O. Box 342250         and casualty insurance
                            Columbus OH 43234

  Citizens Management,      645 West Grand River    Services management
  Inc.                      Howell MI 48843         company

  First Allmerica           440 Lincoln Street      Life, pension, annuity,
  Financial Life            Worcester MA 01653      accident and health
  Insurance Company                                 insurance company
  (formerly State Mutual
  Life Assurance Company
  of America)

  Greendale Special         440 Lincoln Street      Massachusetts
  Placements Fund           Worcester MA 01653      Grantor Trust

  The Hanover American      100 North Parkway       Multi-line property
  Insurance Company         Worcester MA 01605      and casualty insurance

  The Hanover Insurance     100 North Parkway       Multi-line property
  Company                   Worcester MA 01605      and casualty insurance

  Hanover Texas Insurance   801 East Campbell Road  Attorney-in-fact for
  Management Company, Inc.  Richardson TX 75081     Hanover Lloyd's
                                                    Insurance Company




  Hanover Lloyd's           801 East Campbell Road  Multi-line property
  Insurance Company         Richardson TX 75081     and casualty insurance

  Linder Skokie Real        440 Lincoln Street      Real estate holding
  Estate Corporation        Worcester MA 01653      company

  Lloyds Credit             440 Lincoln Street      Premium financing
  Corporation               Worcester MA 01653      service franchises

  Logan Wells Water         603 Heron Drive         Water Company
  Company, Inc.             Bridgeport NJ 08014     serving land development
                                                    investment

  Massachusetts Bay         100 North Parkwa        Multi-line property
  Insurance Company         Worcester MA 01605      and casualty insurance

  SMA Financial Corp.       440 Lincoln Street      Holding Company
                            Worcester MA 01653

  Somerset Square, Inc.     440 Lincoln Street      Real estate holding
                            Worcester MA 01653      company

  Sterling Risk             440 Lincoln Street      Risk management
  Management Services,      Worcester MA 01653      services
  Inc.


ITEM 27. NUMBER OF CONTRACT OWNERS

    As of October 1, 1997, there were 9,181 Contact Owners of qualified Contracts and 12,417 Contract Owners of non-qualified Contracts.


ITEM 28.      INDEMNIFICATION

    Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.


ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Allmerica Investments, Inc. also acts as principal underwriter for thefollowing:

         -- VEL Account, VEL II Account, Inheiritage, Group VEL Account and
            Allmerica Select Separate Account II, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K and VA-P, Separate Account KG, KGC, Fulcrum, and Fulcrum Variable Life of Allmerica Financial Life Insurance and Annuity Company

         -- Separate Account I, Separate Accounts VA-K and VA-P, Inheiritage
            Account, Allmerica Select Separate Account, VEL II Account, Group VEL, Separate Accounts KG, KGC, Fulcrum, Fulcrum Variable Life of First Allmerica Financial Life Insurance Company

         -- Allmerica Investment Trust

    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653


         NAME                     POSITION OR OFFICE WITH UNDERWRITER
         ----                     -----------------------------------
         Abigail M. Armstrong     Secretary and Counsel

         Philip J. Coffey         Vice President

         Emil J. Aberizk, Jr.     Vice President

         Edward T. Berger         Vice President and Chief Compliance Officer

         Richard F. Betzler, Jr.  Vice  President

         Thomas P. Cunningham     Vice President Chief Financial Officer and
                                  Controller

         David J. Mueller         Vice President

         William F. Monroe, Jr.   Vice President

         John F. Kelly            Director

         John F. O'Brien          Director

         Stephen Parker           President, Director and Chief Executive
                                  Officer

         Edward J. Parry, III     Treasurer

         Richard M. Reilly        Director

         Eric A. Simonsen         Director

         Mark Steinberg           Senior Vice President


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

    Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32. UNDERTAKINGS

    (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

    (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to  the attention of potential participants.

    4.   A signed statement acknowledging the participant's understanding of
         (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 17th day of November, 1997.

                         ALLMERICA SELECT SEPARATE ACCOUNT OF
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   By:    /s/ Abigail M. Armstrong
                      -----------------------------------
                        Abigail M. Armstrong, Secretary


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                       Title                      Date
----------                       -----                      -----

/s/ John F. O'Brien              Director and Chairman      November 17, 1997
---------------------------      of the Board
John F. O'Brien


/s/ Bruce C. Anderson            Director
---------------------------
Bruce C. Anderson


/s/ Robert E. Bruce              Director
---------------------------
Robert E. Bruce


/s/ John P. Kavanaugh            Director, Vice President
---------------------------      and Chief Investment Officer
John P. Kavanaugh


/s/ John F. Kelly                Director, Vice President
---------------------------      and General Counsel
John F. Kelly


/s/ J. Barry May                 Director
---------------------------
J. Barry May


/s/ James R. McAuliffe           Director
---------------------------
James R. McAuliffe


/s/ Edward J. Parry III          Director, Vice President,
---------------------------      Treasurer and Chief
Edward J. Parry III              Financial Officer


/s/ Richard M. Reilly            Director, President and
---------------------------      Chief Executive Officer
Richard M. Reilly


/s/ Eric A. Simonsen             Director and Vice President
---------------------------
Eric A. Simonsen


/s/ Phillip E. Soule             Director
---------------------------
Phillip E. Soule

                                    EXHIBIT TABLE


Exhibit 9     Consent and Opinion of Counsel

Exhibit 10    Consent of Independent Accountants